Shareholder Equity (Tables)	12 Months Ended
Dec. 31, 2022
Shareholder Equity [Abstract]
Schedule of equity incentive plans
Options Authorized
2016 Plan	1,139,544
2017 Plan	604,832
2021 Plan	12,000,000
13,744,376

Schedule of share-based compensation related to equity plans
Cost of sales	$62,099
Technology and development	59,734
Sales, general and administrative	2,179,902
Total	$2,301,735
Cost of sales	$7,940
Technology and development	19,226
Sales, general and administrative	3,860,686
Total	$3,887,852

Schedule of weighted average assumptions used to value options granted to employees
Risk-free Interest rate	0.27% – 2.92%
Expected Term at Issuance	5 – 7 years utilizing the practical expedient method in accordance with ASC 718
Volatility	61.7% (The Company used an average volatility of comparable entities, to develop an estimate of expected volatility.)
Dividend Rate	0
Risk-free Interest rate	2.8%
Expected Term at Issuance	5 – 7 years utilizing the practical expedient method in accordance with ASC 718
Volatility	63.9% (The Company used an average volatility of comparable entities, to develop an estimate of expected volatility.)
Dividend Rate	0
Risk-free Interest rate	1.64%
Expected Term at Issuance	6.4 – 8.2 years
Volatility	69.2%
Dividend Rate	0
Risk-free Interest rate	1.64%
Expected Term at Inducement date	6.4 – 8.2 years
Volatility	69.2%
Dividend Rate	0

Schedule of common stock option award activity
	Options	Weighted Average Exercise Price	Remaining Life	Aggregate Intrinsic Value for the Activity During the Years
Balance, January 1, 2021	1,574,126	$2.71	5.0	—
Granted	1,607,500	4.33	10.0
Exercised	(65,000)
(Forfeiture)	—
Balance, December 31, 2021	3,116,626	$4.44	7.0
Exercisable, December 31, 2021	2,405,534	$3.25	6.3

Balance, January 1, 2022	3,116,626	$4.44	7.0
Granted	517,500
Exercised	(6,060)
(Forfeiture)	(555,000)
Balance, December 31, 2022	3,073,066	$5.22	6.0
Exercisable, December 31, 2022	2,711,448	$3.40	7.1